Capital and Other Components of Equity	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Capital and Other Components of Equity
28.	Capital and Other Components of Equity

(a)	Common stock

AUO’s authorized common stock, with par value of $10 per share, both amounted to $100,000,000 thousand as at December 31, 2018 and 2019.

AUO’s issued common stock, with par value of $10 per share, both amounted to $96,242,451 thousand as at December 31, 2018 and 2019.

On September 9, 2019, AUO's Board of Directors approved the delisting of ADSs from the NYSE and trading on the OTC market. On and from October 1, 2019, AUO's ADSs has begun trading on the OTC market. As of December 31, 2019, AUO has issued 50,123 thousand ADSs, which represented 501,229 thousand shares of its common stock.

(b)	Capital surplus

The components of capital surplus as of December 31, 2018 and 2019 were as follows:

	December 31,
	2018	2019
	(in thousands)
From common stock	$52,756,091	52,756,091
From convertible bonds	6,049,862	6,049,862
From others	1,814,271	1,737,730
	$60,620,224	60,543,683

According to the ROC Company Act, capital surplus, including premium from stock issuing and donations received, shall be applied to offset accumulated deficits before it can be distributed by issuing common stock as stock dividends or by cash according to the proportion of shareholdings. Pursuant to the ROC Regulations Governing the Offering and Issuance of Securities by Securities Issuers, the total sum of capital surplus capitalized per annum shall not exceed 10 percent of the paid-in capital.

(c)	Legal reserve

According to the ROC Company Act, 10 percent of the net profit shall be allocated as legal reserve until the accumulated legal reserve equals the paid-in capital. When a company incurs no loss, it may, pursuant to a resolution to be adopted by a shareholders’ meeting, distribute its legal reserve by issuing new shares or by cash, only the portion of legal reserve which exceeds 25 percent of the paid-in capital may be distributed.

(d)	Distribution of earnings and dividend policy

In accordance with AUO’s Articles of Incorporation, after payment of income taxes and offsetting accumulated deficits, the legal reserve shall be set aside until the accumulated legal reserve equals AUO’s paid-in capital. In addition, a special reserve in accordance with applicable laws and regulations shall also be set aside or reversed. The remaining current-year earnings together with accumulated undistributed earnings from preceding years can be distributed according to relevant laws and AUO’s Articles of Incorporation.

AUO’s dividend policy is to pay dividends from surplus considering factors such as AUO’s current and future investment environment, cash requirements, domestic and overseas competitive conditions and capital budget requirements, while taking into account shareholders’ interest, maintenance of balanced dividend and AUO’s long-term financial plan. If the current-year retained earnings available for distribution reach 2% of the paid-in capital of AUO, dividend to be distributed shall be no less than 20% of the current-year retained earnings available for distribution. If the current-year retained earnings available for distribution do not reach 2% of the paid-in capital of AUO, AUO may decide not to distribute dividend. The cash portion of the dividend, which may be in the form of cash and stock, shall not be less than 10% of the total dividend distributed during the year. The dividend distribution ratio aforementioned could be adjusted after taking into consideration factors such as finance, business and operations, etc.

Pursuant to relevant laws or regulations or as requested by the local authority, total net debit balance of the other components of equity shall be set aside from current earnings as special reserve, and not for distribution. Subsequent decrease pertaining to items that are accounted for as a reduction to the other components of equity shall be reclassified from special reserve to undistributed earnings.

AUO’s appropriations of earnings for 2017 had been approved in the shareholders’ meeting held on June 15, 2018. The appropriations and dividends per share were as follows:

	For fiscal year 2017
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$3,235,942
Cash dividends to shareholders	14,436,368	$1.50
	$17,672,310

The aforementioned appropriation of earnings for 2017 was consistent with the resolutions of the board of directors’ meeting held on March 23, 2018.

AUO’s appropriations of earnings for 2018 had been approved in the shareholders’ meeting held on June 14, 2019. The appropriations and dividends per share were as follows:

	For fiscal year 2018
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$1,016,060
Special reserve	847,770
Cash dividends to shareholders	4,812,122	$0.50
	$6,675,952

The aforementioned appropriation of earnings for 2018 was consistent with the resolutions of the board of directors’ meeting held on March 22, 2019.

In addition, on March 20, 2020, AUO’s board of directors proposed not to distribute any dividend for 2019. However, the appropriation will be subject to the resolution of AUO’s annual shareholders’ meeting in 2020.

Information on the approval of board of directors and shareholders for AUO’s appropriations of earnings are available at the Market Observation Post System website.

(e)	Treasury shares

According to the resolution approved by the board of directors’ meeting held on September 9, 2019, AUO expects to repurchase 125,000 thousand shares as treasury shares transferred to employees in accordance with the Securities and Exchange Act requirements. The related information on treasury share transactions was as follows:

Year Ended December 31, 2019
Reason for reacquisition	Number of shares, Beginning of Year	Additions	Reductions	Number of shares, End of Year
(in thousands of shares)
Transferring to employees	-	125,000	-	125,000

Pursuant to the Securities and Exchange Act, the number of shares repurchased shall not exceed 10 percent of the number of the company’s issued and outstanding shares, and the total amount repurchased shall not exceed the sum of the company’s retained earnings, share premium, and realized capital surplus. Also, the shares repurchased for transferring to employees shall be transferred within five years from the date of reacquisition and those shares not transferred within the five-year period are to be retired.

In accordance with the Securities and Exchange Act, treasury shares held by AUO shall not be pledged, and do not hold any shareholder rights before their transfer.

(f)	Other components of equity

	Cumulative translation differences	Unrealized gains (losses) on available-for-sale financial assets	Unrealized gains (losses) on cash flow hedges	Total
	(in thousands)
Balance at January 1, 2017	$531,006	224,299	21,992	777,297
Foreign operations – foreign currency translation differences	(1,882,545)	-	-	(1,882,545)
Effective portion of changes in fair value of cash flow hedges	-	-	(21,992)	(21,992)
Net change in fair value of available-for-sale financial assets	-	1,146,422	-	1,146,422
Equity-accounted investees – share of other comprehensive income	(68,637)	6,310	-	(62,327)
Related tax	299,207	-	-	299,207
Balance at December 31, 2017	$(1,120,969)	1,377,031	-	256,062

	Cumulative translation differences	Unrealized gains (losses) on financial assets at FVTOCI	Unrealized gains (losses) on available-for-sale financial assets	Total
	(in thousands)
Balance at January 1, 2018	$(1,120,969)	-	1,377,031	256,062
Adjustments on initial application of new standards	-	1,303,816	(1,377,031)	(73,215)
Foreign operations – foreign currency translation differences	(336,902)	-	-	(336,902)
Net change in fair value of financial assets at FVTOCI	-	(754,813)	-	(754,813)
Equity-accounted investees – share of other comprehensive income	(19,716)	3,053	-	(16,663)
Realized gain on sales of securities reclassified to profit or loss	(107,457)	-	-	(107,457)
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	-	50,084	-	50,084
Group reorganization	(22,225)	-	-	(22,225)
Related tax	157,359	-	-	157,359
Balance at December 31, 2018	$(1,449,910)	602,140	-	(847,770)

	Cumulative translation differences	Unrealized gains (losses) on financial assets at FVTOCI	Total
	(in thousands)
Balance at January 1, 2019	$(1,449,910)	602,140	(847,770)
Foreign operations – foreign currency translation differences	(2,043,931)	-	(2,043,931)
Net change in fair value of financial assets at FVTOCI	-	519,100	519,100
Equity-accounted investees – share of other comprehensive income	(38,512)	3,358	(35,154)
Realized gain on sales of securities reclassified to profit or loss	(9,098)	-	(9,098)
Related tax	411,469	-	411,469
Balance at December 31, 2019	$(3,129,982)	1,124,598	(2,005,384)

(g)	Non-controlling interests, net of tax

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Balance at the beginning of the year	$18,388,204	17,068,501	14,416,559
Equity attributable to non-controlling interests:
Loss for the year	(2,120,737)	(2,177,869)	(2,413,718)
Adjustment of changes in ownership of investees	(6,421)	(20,998)	110,028
Foreign currency translation differences	(355,700)	(306,963)	(404,575)
Unrealized losses on financial assets at FVTOCI	-	(1,474)	-
Remeasurement of defined benefit plans	201	-	-
Effect of disposal of interest in subsidiary to non-controlling interests	1,258,788	-	-
Effect of acquisition of non-controlling interests	-	-	(389,430)
Proceeds from subsidiaries capital increase and others	(95,834)	(144,638)	(13,957)
Balance at the end of the year	$17,068,501	14,416,559	11,304,907